May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Gold Fund, Inc (the “Fund”)
File Nos. 33-79180/811-08518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 24 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2012 (Accession #0001193125-12-191631).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	B. Alpert
A. Mullady
S. Kothari
H. Robichaud
A. Lonergan